CONTRACTS IN PROGRESS AND ADVANCE BILLINGS ON CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2016
Contractors [Abstract]
Components of Contracts in Progress and Advance Billings on Contracts

Components of contracts in progress and advance billings on contracts is as follows:

	December 31, 2016	December 31, 2015
	(In thousands)
Costs incurred less costs of revenue recognized	$119,688	$112,819
Revenues recognized less billings to customers	199,450	323,010
Contracts in Progress	$319,138	$435,829

Billings to customers less revenue recognized	42,637	265,618
Costs incurred less costs of revenue recognized	149,849	(100,845)
Advance Billings on Contracts	$192,486	$164,773